Statements of changes in equity - USD ($) $ in Thousands	Issued capital [member]	Retained earnings [member]	Underwriting Commissions And Issue Expenses [Member]	Unit Premiums And Reserves [Member]	Total
Beginning balance at Dec. 31, 2021	$ 3,183,333	$ 914,188	$ (3,238)	$ 91	$ 4,094,374
Beginning balance (in number of units) at Dec. 31, 2021	220,737,797
Proceeds from issuance of Units (note 7)	$ 14,569				14,569
Proceeds from issuance of Units (note 7) (in number of units)	796,849
Cost of redemption of Units (note 7)	$ (92,375)	(22,934)			(115,309)
Cost of redemption of Units (note 7) (in number of units)	(6,584,884)
Net income (loss) and comprehensive income (loss) for the year		4,727			4,727
Underwriting commissions and issue expenses			(35)		(35)
Ending balance at Dec. 31, 2022	$ 3,105,527	895,981	(3,273)	91	3,998,326
Ending balance (in number of units) at Dec. 31, 2022	214,949,762
Proceeds from issuance of Units (note 7)
Cost of redemption of Units (note 7)	$ (54,380)	(22,351)		4	(76,727)
Cost of redemption of Units (note 7) (in number of units)	(3,876,440)
Net income (loss) and comprehensive income (loss) for the year		308,536			308,536
Underwriting commissions and issue expenses
Ending balance at Dec. 31, 2023	$ 3,051,147	$ 1,182,166	$ (3,273)	$ 95	$ 4,230,135
Ending balance (in number of units) at Dec. 31, 2023	211,073,322